UNITED STATES
             SECRITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F
                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Analytic Asset Management, Inc.
Address:            600 Third Avenue, Floor 17
                    New York, NY 10016

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Taylor T. Gray
Title:            Executive Vice President
Phone:            212-984-6270

Signature,        Place,               and Date of Signing:
Taylor T. Gray,   New York, New York,  Aug 04, 2004

Report Type (Check only one.):
               [ X]        13F HOLDINGS REPORT.
               [  ]        13F NOTICE.
               [  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       82
Form 13F Information Table Value Total:       $179,203

List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
                                                           VALUE   SHRS/    SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcoa                          COM              013817101     1765    53450 SH       SOLE                   53450                  0
Barrick Gold Corp              COM              067901108     1876    94975 SH       SOLE                   43550              51425
Adobe Systems                  COM              00724F101      238     5115 SH       SOLE                       0               5115
Edwards AG Inc Com             COM              281760108      238     7000 SH       SOLE                    7000                  0
Amer. Int'l Group              COM              026874107     3910    54859 SH       SOLE                   11300              43559
Atlantic Liberty               COM              048668107      589    32700 SH       SOLE                   32700                  0
Amgen                          COM              031162100     3666    67185 SH       SOLE                   26850              40335
Apache Corp                    COM              037411105      427     9794 SH       SOLE                       0               9794
AmSouth Bancorp                COM              032165102     4077   160090 SH       SOLE                       0             160090
American Express Co            COM              025816109     2340    45550 SH       SOLE                   45550                  0
Best Buy Co Inc                COM              086516101     2941    57955 SH       SOLE                       0              57955
Burlington Northern            COM              12189T104      367    10460 SH       SOLE                       0              10460
Barr Laboratories Inc          COM              068306109     1690    50142 SH       SOLE                       0              50142
Boston Scientific Co           COM              101137107      281     6573 SH       SOLE                       0               6573
Peabody Energy Corp            COM              704549104     5549    99110 SH       SOLE                   35450              63660
Citigroup Inc                  COM              020002101     4726   101633 SH       SOLE                   51110              50523
Cardinal Health                COM              14149Y108     2889    41249 SH       SOLE                    1000              40249
Colgate Palmolive Co           COM              194162103     2300    39350 SH       SOLE                   39350                  0
Comcast Corp - Cl A            COM              200300200      705    25540 SH       SOLE                       0              25540
Comverse Technology            COM              205862402     1902    95400 SH       SOLE                   95400                  0
ConocoPhillips                 COM              20825C104     4086    53565 SH       SOLE                   12950              40615
Costco                         COM              22160K105     1736    42185 SH       SOLE                       0              42185
Cisco Systems Inc.             COM              17275R102     1565    66046 SH       SOLE                   65150                896
ChevronTexaco Corp             COM              166764100      348     3700 SH       SOLE                    3700                  0
Dominion Resources Inc         COM              25746U109     3828    60685 SH       SOLE                       0              60685
Genentech                      COM              368710406      246     4385 SH       SOLE                       0               4385
Consolidated Edison Co         COM              209115104      298     7500 SH       SOLE                    7500                  0
EMC Corp.                      COM              268648102     1442   126500 SH       SOLE                  126500                  0
Fiserv Inc                     COM              337738108     1321    33962 SH       SOLE                   33962                  0
Fannie Mae                     COM              313586109     1106    15500 SH       SOLE                   15500                  0
FPL Group                      COM              302571104     2326    36365 SH       SOLE                    1800              34565
Forest Labs                    COM              345838106      263     4640 SH       SOLE                       0               4640
Gillette Company               COM              375766102      752    17746 SH       SOLE                   15400               2346
General Electric Co            COM              369604103     4146   127951 SH       SOLE                  121288               6663
Healthcare REIT                COM              42217K106     2575    79230 SH       SOLE                       0              79230
Int'l Business Machines        COM              459200101      268     3037 SH       SOLE                    2280                757
Intel Corp                     COM              458140100     5778   209365 SH       SOLE                   98765             110600
Ingersoll-Rand                 COM              G4776G101     2386    34925 SH       SOLE                       0              34925
International Rectifier        COM              460254105     2092    50495 SH       SOLE                       0              50495
Johnson & Johnson              COM              478160104      986    17700 SH       SOLE                   17700                  0
Keycorp                        COM              493267108     1869    62530 SH       SOLE                   60900               1630
Kimberly Clark Corp.           COM              494368103     2635    40000 SH       SOLE                   40000                  0
Kinder Morgan Inc              COM              49455P101     4878    82266 SH       SOLE                   30400              51866
MBNA Corp                      COM              55262L100     2160    83750 SH       SOLE                   83750                  0
Kansas City Southern           COM              485170104      245    15825 SH       SOLE                       0              15825
Lehman Brothers                COM              524908100     2201    29255 SH       SOLE                       0              29255
Lab Corp                       COM              50540R409     3320    83635 SH       SOLE                       0              83635
Eli Lilly & Co.                COM              532457108      724    10350 SH       SOLE                   10250                100
Legg Mason Inc                 COM              524901105     3680    40430 SH       SOLE                       0              40430
Medtronic                      COM              585055106     2197    45100 SH       SOLE                   45100                  0
Merrill Lynch & Co.            COM              590188108     1735    32150 SH       SOLE                   31700                450
Merck & Company Inc            COM              589331107      387     8150 SH       SOLE                    8050                100
Microsoft Corp.                COM              594918104     5870   205545 SH       SOLE                   91450             114095
Mylan Laboratories             COM              628530107     2040   100755 SH       SOLE                       0             100755
Inco Ltd                       COM              453258402     2320    67120 SH       SOLE                       0              67120
Newmont Mining Corp            COM              651639106     1058    27285 SH       SOLE                       0              27285
North Fork Bancorp             COM              659424105      554    14550 SH       SOLE                    4000              10550
Northern Trust Corp            COM              665859104      702    16600 SH       SOLE                   16600                  0
New York Community Bancorp     COM              649445103      628    32000 SH       SOLE                   32000                  0
Oracle Systems Corp            COM              68389X105      233    19500 SH       SOLE                   19500                  0
Pennsylvania REIT              COM              709102107     2983    87095 SH       SOLE                       0              87095
Pepsico Inc.                   COM              713448108      483     8960 SH       SOLE                     800               8160
Pfizer Inc.                    COM              717081103     6104   178068 SH       SOLE                   85450              92618
Procter & Gamble Co            COM              742718109     6184   113590 SH       SOLE                   57860              55730
Pall Corp                      COM              696429307     1532    58500 SH       SOLE                   58500                  0
Royal Dutch Petroleum          COM              780257804      471     9120 SH       SOLE                    9120                  0
Resmed Inc                     COM              761152107     2268    44500 SH       SOLE                   44500                  0
Sungard Data Systems           COM              867363103     2002    76990 SH       SOLE                       0              76990
Schlumberger Ltd.              COM              806857108      279     4400 SH       SOLE                    4400                  0
Tiffany & Co.                  COM              886547108     1975    53600 SH       SOLE                   53600                  0
Talbots Inc                    COM              874161102     1701    43450 SH       SOLE                   43450                  0
Sabre Holdings                 COM              785905100     1688    60900 SH       SOLE                   60900                  0
United Parcel Svc              COM              911312106     2208    29375 SH       SOLE                   29375                  0
Varian Medical Systems         COM              92220P105     3064    38610 SH       SOLE                       0              38610
Viacom Inc Cl B                COM              925524308     1413    39550 SH       SOLE                    6200              33350
Walgreen Co.                   COM              931422109     4610   127315 SH       SOLE                   55050              72265
Waste Connections Inc          COM              941053100     3610   121701 SH       SOLE                   28200              93501
Wendys Intl Inc Com            COM              950590109     2010    57690 SH       SOLE                       0              57690
Washington Reit                COM              939653101     4276   145550 SH       SOLE                   40700             104850
Weingarten Realty              COM              948741103     3655   116849 SH       SOLE                   30600              86249
Exxon Mobil Corp.              COM              302290101     6955   156620 SH       SOLE                   73466              83154
Yahoo Inc                      COM              984332106      272     7500 SH       SOLE                       0               7500

